Note 17 - Stock Based Compensation (Details Textual) - USD ($)									3 Months Ended		12 Months Ended
	Apr. 17, 2020	Apr. 02, 2020	Oct. 01, 2019	May 16, 2019	Dec. 31, 2018	Jun. 19, 2018	Jun. 07, 2018	Nov. 30, 2017	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 29, 2017
Stock Issued During Period, Shares, Issued for Services (in shares)			50,000		12,120	125,000
Stock Issued During Period, Value, Issued for Services			$ 36,000								$ 36,000	$ 89,741
Subsequent Event [Member]
Stock Issued During Period, Shares, Issued for Services (in shares)	225,000
President [Member]
Employment Agreement, Base Annual Salary								$ 31,200
Employment Agreement, Compensation, Shares of Restricted Stock (in shares)								8,750,000
President [Member] | Vested Immediately [Member]
Employment Agreement, Compensation, Shares of Restricted Stock (in shares)								7,400,000
Chief Executive Officer [Member]
Employment Agreement, Base Annual Salary								$ 31,200
Employment Agreement, Compensation, Shares of Restricted Stock (in shares)								1,250,000
Accrued Salaries									$ 58,500		$ 58,500
Chief Executive Officer [Member] | Subsequent Event [Member]
Number of Restricted Shares to settle Accrued Salaries (in shares)		337,500
Chief Executive Officer [Member] | Vested Immediately [Member]
Employment Agreement, Compensation, Shares of Restricted Stock (in shares)								325,000
Senior Executive Vice President and Chief Financial Officer [Member]
Employment Agreement, Base Annual Salary								$ 31,200
Employment Agreement, Compensation, Shares of Restricted Stock (in shares)								4,500,000
Senior Executive Vice President and Chief Financial Officer [Member] | Vested Immediately [Member]
Employment Agreement, Compensation, Shares of Restricted Stock (in shares)								4,140,000
Vice President [Member]
Employment Agreement, Base Annual Salary								$ 31,200
Employment Agreement, Compensation, Shares of Restricted Stock (in shares)								750,000
Vice President [Member] | Vested Immediately [Member]
Employment Agreement, Compensation, Shares of Restricted Stock (in shares)								300,000
Chief Financial Officer [Member]
Employment Agreement, Base Annual Salary				$ 31,200
Employment Agreement, Compensation, Shares of Restricted Stock (in shares)				1,250,000
Chief Financial Officer [Member] | Vested Immediately [Member]
Employment Agreement, Compensation, Shares of Restricted Stock (in shares)				350,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)									0	0	1,300,000	157,120
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)									337,500	337,500	1,887,500	1,507,120
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grant DateFair Value									$ 12,734,241		$ 12,734,241	$ 11,435,741
Share-based Compensation Arrangement by SShare-based Payment Award, Equity Instruments Other than Options, Grants in Period, Grant Date Fair Value											$ 1,298,500	102,141
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)									3 years		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value									$ 238,500	$ 209,250	$ 1,380,000	$ 939,141
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount									$ 978,900		$ 1,175,550
Restricted Stock [Member] | President [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)								20,000
Restricted Stock [Member] | Director,Donald Strilchuck [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)								20,000
Restricted Stock [Member] | Director Usamakh Saadikh [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)							20,000
Restricted Stock [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)								20,000
Restricted Stock [Member] | Senior Executive Vice President and Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)								20,000
Restricted Stock [Member] | Vice President [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)								20,000
Restricted Shares Issued for Security Consulting Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)								1,870,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)								1,330,000
Restricted Shares Issued for Security Consulting Services [Member] | Director,Donald Strilchuck [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)								1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)								550,000
2017 Equity Compensation Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)													20,000,000